Capital risk (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Detailed Information About Capital Ratio In Current MDA Explanatory

Current MDA %
Pillar 1	4.5
Pillar 2A (1)	3.2
CCB	2.5
CCyB (2)	1.0

SRB	1.0
Current MDA trigger	12.2
Distance to current MDA	2.1

Total CET1 capital ratio	14.3

Summary of Detailed Information About Recapitalisation For Holdings Group Explanatory

	2019%	2018%
CET1 capital ratio	14.3	13.2
AT1	2.7	2.2
Grandfathered Tier 1	0.7	0.8
Tier 2	4.0	4.1

Total capital ratio	21.7	20.3

Summary of Regulatory Capital Resources
Regulatory capital resources
This table shows our qualifying regulatory capital.

	2019 £m	2018 £m
CET1 capital	10,419	10,374

AT1 capital	2,443	2,349

Tier 1 capital	12,862	12,723

Tier 2 capital	2,925	3,223

Total regulatory capital (1)	15,787	15,946

(1)	Capital resources include a transitional IFRS 9 benefit at 31 December 2019 of £16m (2018: £21m).

Summary of Detailed Information About For Additional Capital And Risk Management Explanatory	The tables below are consistent with our regulatory filings for 2019 and 2018.

	2019 £bn	2018 £bn
Total RWAs	72.6	78.5